Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Future Minimum Lease Payments Required Under Noncancelable Operating Leases

Future minimum lease payments required under noncancelable operating leases that have initial or remaining lease terms in excess of one year at December 31, 2011 are as follows:

(Millions of yen)
Year ending December 31:
2012	¥22,259
2013	15,843
2014	11,632
2015	7,120
2016	5,473
Thereafter	10,471

Total future minimum lease payments	¥72,798

Changes in Accrued Product Warranty Cost

Changes in accrued product warranty cost for the years ended December 31, 2011 and 2010 are summarized as follows:

	Years ended December 31
	2011	2010
	(Millions of yen)
Balance at beginning of year	¥13,343	¥13,944
Addition	14,296	17,605
Utilization	(14,649)	(14,713)
Other	(1,299)	(3,493)

Balance at end of year	¥11,691	¥13,343